Investments (Tables)	12 Months Ended
Dec. 31, 2011
Investments
Schedule of book value of investments accounted under equity method of accounting

	As of December 31,
	2011	2010
	(Dollars in Millions)
Sky Mexico	$490	$501
GSN	420	446
Other equity method investments	131	139
Total investments accounted for the equity method of accounting	$1,041	$1,086

Schedule of equity in earnings and losses of investments accounted for under the equity method of accounting

	Years Ended December 31,
	2011	2010	2009
	(Dollars in Millions)
Sky Mexico	$52	$33	$32
GSN	29	33	—
Other	28	24	19
Total equity earnings for investments accounted for under the equity method of accounting	$109	$90	$51

Current fair value and accumulated unrealized gains, net of taxes of marketable equity securities

	As of December 31,
	2011			2010
	Cost Basis	Fair Market Value	Accumulated Unrealized Gain (Loss), Net of Taxes	Cost Basis	Fair Market Value	Accumulated Unrealized Gain, Net of Taxes
	(Dollars in Millions)
Marketable equity securities in a gain position	$5	$11	$4	$14	$29	$9
Marketable equity securities in a loss position	8	6	(1)	—	—	—
Total marketable equity securities	$13	$17	$3	$14	$29	$9